UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2010

Item 1. Reports to Stockholders

Fidelity® Corporate Bond 1-10 Year Central Fund

Annual Report

August 31, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CB10CEN-ANN-1010
1.833860.103

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Life of Fund A
Fidelity Corporate Bond 1-10 Year Central Fund	13.15%	8.11%

A From November 6, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Corporate Bond 1-10 Year Central Fund on November 6, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Intermediate Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from David Prothro, Lead Manager of Fidelity® Corporate Bond 1-10 Year Central Fund, and Michael Plage, who became Co-Manager on March 1, 2010: The fund returned 13.15% for the year, beating the 11.35% gain of the Barclays Capital U.S. Intermediate Credit Bond Index. We increased the fund's risk profile and focused on sectors that we believed would perform well in a favorable credit environment. An overweighting in financials contributed the most, driven by holdings in insurance, real estate investment trusts (REITs) and banking. Overweighted exposure to natural gas and electric utilities also boosted performance. On the downside, positioning in industrials detracted, primarily because of underweightings in capital goods and consumer non-cyclicals. Good security selection in transportation, particularly airlines, helped to mitigate the negative impact of industrials. Lastly, underweighting weak-performing government-related securities also boosted the fund's relative return, but this effect was largely offset by a non-benchmark allocation to U.S. Treasuries. During the period, we used interest-rate swaps as part of the fund's risk-management strategy. However, by period end, we had eliminated these holdings, believing their valuations had made them relatively unattractive.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.0015%	$ 1,000.00	$ 1,058.60	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.20	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2010 *	As of February 28, 2010 **
U.S. Government and U.S. Government Agency Obligations 11.3%	U.S. Government and U.S. Government Agency Obligations 8.2%
AAA 0.2%	AAA 0.0%
AA 6.4%	AA 8.5%
A 24.3%	A 24.4%
BBB 50.7%	BBB 52.0%
BB and Below 6.6%	BB and Below 5.7%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2010
6 months ago
Years	6.9	7.1

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	4.3	4.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010 *		As of February 28, 2010 **
	Corporate Bonds 85.6%		Corporate Bonds 88.9%
	U.S. Government and U.S. Government Agency Obligations 11.3%		U.S. Government and U.S. Government Agency Obligations 8.2%
	Municipal Bonds 0.6%		Municipal Bonds 0.0%
	Other Investments 2.0%		Other Investments 1.7%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 1.2%
* Foreign investments	16.1%	** Foreign investments	17.7%
* Futures and Swaps	1.4%	** Futures and Swaps	2.5%

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 85.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 1.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 15,894,000	$ 16,633,723
5.875% 3/15/11	5,902,000	6,061,006
		22,694,729
Household Durables - 2.2%
Fortune Brands, Inc.:
5.375% 1/15/16	8,850,000	9,646,704
6.375% 6/15/14	11,609,000	13,142,328
Newell Rubbermaid, Inc. 5.5% 4/15/13	6,035,000	6,536,696
Whirlpool Corp.:
6.125% 6/15/11	9,713,000	10,034,287
6.5% 6/15/16	5,415,000	6,216,420
		45,576,435
Media - 3.4%
Comcast Corp.:
4.95% 6/15/16	5,340,000	5,902,008
5.15% 3/1/20	5,000,000	5,453,000
5.7% 5/15/18	5,300,000	6,037,023
Discovery Communications LLC:
3.7% 6/1/15	3,076,000	3,235,863
5.05% 6/1/20	1,136,000	1,229,503
NBC Universal, Inc. 3.65% 4/30/15 (b)	8,210,000	8,611,469
Time Warner Cable, Inc.:
5.4% 7/2/12	6,943,000	7,449,471
6.2% 7/1/13	6,601,000	7,435,690
6.75% 7/1/18	3,333,000	3,979,675
Time Warner, Inc.:
3.15% 7/15/15	3,046,000	3,131,060
4.875% 3/15/20	7,630,000	8,183,534
5.875% 11/15/16	4,230,000	4,911,597
Viacom, Inc. 4.375% 9/15/14	3,246,000	3,512,341
		69,072,234
Multiline Retail - 0.7%
Nordstrom, Inc. 4.75% 5/1/20	8,445,000	9,010,747
Target Corp. 3.875% 7/15/20	4,898,000	5,137,605
		14,148,352
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.3%
Staples, Inc. 7.375% 10/1/12	$ 6,370,000	$ 7,095,760
TOTAL CONSUMER DISCRETIONARY		158,587,510
CONSUMER STAPLES - 4.7%
Beverages - 1.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14 (b)	13,872,000	15,546,323
FBG Finance Ltd. 5.125% 6/15/15 (b)	8,340,000	9,207,594
		24,753,917
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 6.036% 12/10/28	3,150,778	3,323,126
Food Products - 1.5%
Kraft Foods, Inc.:
5.625% 11/1/11	10,397,000	10,953,749
6.5% 8/11/17	17,454,000	20,839,901
		31,793,650
Personal Products - 0.4%
Avon Products, Inc. 5.625% 3/1/14	7,946,000	9,020,132
Tobacco - 1.4%
Altria Group, Inc.:
8.5% 11/10/13	3,752,000	4,467,529
9.7% 11/10/18	11,597,000	15,349,291
Reynolds American, Inc. 6.75% 6/15/17	8,328,000	9,341,426
		29,158,246
TOTAL CONSUMER STAPLES		98,049,071
ENERGY - 13.0%
Energy Equipment & Services - 1.6%
DCP Midstream LLC 5.35% 3/15/20 (b)	990,000	1,068,655
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	8,480,000	9,056,208
Noble Holding International Ltd. 3.45% 8/1/15	7,260,000	7,513,490
Pride International, Inc. 6.875% 8/15/20	1,930,000	2,021,675
Weatherford International Ltd.:
4.95% 10/15/13	4,949,000	5,354,402
5.15% 3/15/13	6,467,000	6,924,372
		31,938,802
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 11.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	$ 5,579,000	$ 5,528,075
6.375% 9/15/17	1,894,000	1,874,155
BW Group Ltd. 6.625% 6/28/17 (b)	8,402,000	8,265,728
Canadian Natural Resources Ltd.:
5.15% 2/1/13	12,778,000	13,828,492
5.7% 5/15/17	3,293,000	3,802,065
Cenovus Energy, Inc. 4.5% 9/15/14	5,034,000	5,522,172
Duke Energy Field Services:
5.375% 10/15/15 (b)	3,471,000	3,852,949
6.875% 2/1/11	6,572,000	6,727,342
El Paso Natural Gas Co. 5.95% 4/15/17	2,655,000	2,933,103
EnCana Holdings Finance Corp. 5.8% 5/1/14	8,205,000	9,304,527
Enterprise Products Operating LP 5.6% 10/15/14	5,554,000	6,204,934
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	10,973,000	11,718,604
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	2,537,000	3,034,506
Lukoil International Finance BV 6.656% 6/7/22 (b)	3,471,000	3,514,388
Midcontinent Express Pipel LLC 5.45% 9/15/14 (b)	9,585,000	10,211,696
Motiva Enterprises LLC 5.75% 1/15/20 (b)	7,000,000	8,054,333
Nexen, Inc.:
5.05% 11/20/13	10,923,000	11,845,600
5.2% 3/10/15	2,580,000	2,831,251
6.2% 7/30/19	6,935,000	8,010,147
NGPL PipeCo LLC 6.514% 12/15/12 (b)	10,121,000	10,631,574
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	14,490,000	15,531,498
7.875% 3/15/19	3,425,000	4,187,063
Petroleos Mexicanos 6% 3/5/20 (b)	7,395,000	8,060,550
Plains All American Pipeline LP 7.75% 10/15/12	6,699,000	7,475,776
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	1,154,000	1,203,129
4.25% 9/1/12	5,580,000	5,822,016
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	6,789,600	7,570,404
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (b)	1,582,000	1,665,710
5.5% 9/30/14 (b)	2,210,000	2,442,185
5.832% 9/30/16 (b)	3,816,000	4,213,742
6.75% 9/30/19 (b)	1,447,000	1,726,126
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	7,726,000	8,415,175
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southeast Supply Header LLC 4.85% 8/15/14 (b)	$ 4,216,000	$ 4,513,165
Spectra Energy Capital, LLC 5.65% 3/1/20	3,537,000	3,943,953
Suncor Energy, Inc. 6.1% 6/1/18	3,482,000	4,067,091
Williams Partners LP 5.25% 3/15/20	13,000,000	14,037,608
XTO Energy, Inc. 4.9% 2/1/14	3,065,000	3,433,919
		236,004,751
TOTAL ENERGY		267,943,553
FINANCIALS - 40.6%
Capital Markets - 10.4%
Bear Stearns Companies, Inc. 5.3% 10/30/15	5,924,000	6,530,955
BlackRock, Inc. 6.25% 9/15/17	4,950,000	5,823,863
Goldman Sachs Group, Inc.:
3.7% 8/1/15	1,716,000	1,737,181
5.25% 10/15/13	18,902,000	20,458,447
5.95% 1/18/18	11,333,000	12,272,324
6.15% 4/1/18	12,985,000	14,186,632
Janus Capital Group, Inc.:
6.125% 9/15/11 (a)	6,833,000	6,913,028
6.5% 6/15/12	11,874,000	12,470,740
Lazard Group LLC:
6.85% 6/15/17	10,915,000	11,619,989
7.125% 5/15/15	3,910,000	4,213,619
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	13,223,000	14,114,283
6.4% 8/28/17	5,006,000	5,397,955
6.875% 4/25/18	13,531,000	14,896,806
Morgan Stanley:
4% 7/24/15	7,430,000	7,464,460
4.75% 4/1/14	2,257,000	2,324,965
5.625% 9/23/19	13,950,000	14,206,359
5.95% 12/28/17	1,561,000	1,660,189
6% 4/28/15	16,248,000	17,716,007
6.625% 4/1/18	9,766,000	10,735,783
Royal Bank of Scotland PLC:
3.4% 8/23/13	4,750,000	4,810,753
4.875% 8/25/14 (b)	7,170,000	7,561,410
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
2.25% 8/12/13	$ 10,780,000	$ 10,829,998
5.75% 4/25/18	5,761,000	6,472,224
		214,417,970
Commercial Banks - 8.8%
American Express Bank FSB 6% 9/13/17	1,888,000	2,147,677
Bank of America NA:
5.3% 3/15/17	10,275,000	10,527,590
6.1% 6/15/17	4,390,000	4,719,597
Barclays Bank PLC 5% 9/22/16	3,715,000	4,033,201
BB&T Corp. 6.5% 8/1/11	3,531,000	3,706,646
Comerica Bank 5.7% 6/1/14	3,170,000	3,467,806
Comerica Capital Trust II 6.576% 2/20/37 (e)	10,430,000	9,699,900
Comerica, Inc. 4.8% 5/1/15	6,839,000	7,233,125
Credit Suisse New York Branch 6% 2/15/18	7,790,000	8,495,782
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (b)(e)	8,863,494	8,575,430
Discover Bank:
7% 4/15/20	1,089,000	1,165,043
8.7% 11/18/19	1,727,000	2,040,770
Export-Import Bank of Korea:
5.125% 2/14/11	8,296,000	8,424,530
5.5% 10/17/12	6,408,000	6,828,660
Fifth Third Bancorp 8.25% 3/1/38	8,487,000	10,117,463
JPMorgan Chase Bank 6% 10/1/17	5,952,000	6,714,701
KeyBank NA:
5.8% 7/1/14	9,407,000	10,270,581
7% 2/1/11	6,384,000	6,528,706
KeyBank NA, Cleveland 5.45% 3/3/16	938,000	1,002,038
Korea Development Bank 4.625% 9/16/10	5,207,000	5,214,175
Marshall & Ilsley Bank:
4.85% 6/16/15	3,606,000	3,425,062
5% 1/17/17	4,190,000	3,974,244
5.25% 9/4/12	710,000	720,664
Regions Bank 6.45% 6/26/37	7,312,000	6,461,307
Regions Financial Corp.:
0.7072% 6/26/12 (e)	3,880,000	3,675,520
5.75% 6/15/15	470,000	477,397
7.75% 11/10/14	2,516,000	2,713,544
SunTrust Capital VIII 6.1% 12/15/36 (e)	4,124,000	3,505,400
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(e)	$ 8,332,000	$ 8,030,565
Union Planters Corp. 7.75% 3/1/11	5,566,000	5,663,405
UnionBanCal Corp. 5.25% 12/16/13	1,883,000	2,038,924
Wachovia Bank NA:
4.8% 11/1/14	4,280,000	4,608,768
4.875% 2/1/15	4,000,000	4,302,088
Wachovia Corp. 5.625% 10/15/16	9,657,000	10,655,514
		181,165,823
Consumer Finance - 2.7%
Discover Financial Services:
6.45% 6/12/17	6,788,000	7,245,260
10.25% 7/15/19	6,699,000	8,436,406
General Electric Capital Corp. 5.9% 5/13/14	3,610,000	4,081,997
Household Finance Corp. 6.375% 10/15/11	5,284,000	5,581,563
HSBC Finance Corp.:
5.25% 1/14/11	3,716,000	3,773,613
5.25% 1/15/14	2,995,000	3,206,920
5.5% 1/19/16	10,600,000	11,600,693
5.9% 6/19/12	6,640,000	7,066,222
SLM Corp. 8% 3/25/20	5,055,000	4,423,226
		55,415,900
Diversified Financial Services - 5.9%
BP Capital Markets PLC 3.625% 5/8/14	8,170,000	8,108,186
Capital One Capital V 10.25% 8/15/39	16,777,000	18,119,160
Citigroup, Inc.:
4.75% 5/19/15	28,112,000	28,960,504
6.125% 5/15/18	4,796,000	5,177,901
6.5% 8/19/13	27,586,000	30,170,036
JPMorgan Chase & Co. 4.891% 9/1/15 (e)	7,752,000	7,709,628
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	3,097,000	3,023,333
5.5% 1/15/14 (b)	1,973,000	1,994,812
5.7% 4/15/17 (b)	4,820,000	4,426,649
TECO Finance, Inc. 5.15% 3/15/20	916,000	1,000,777
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	12,408,000	13,135,258
		121,826,244
Insurance - 4.7%
Assurant, Inc. 5.625% 2/15/14	5,431,000	5,795,648
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	$ 4,234,000	$ 4,001,130
Hartford Financial Services Group, Inc. 5.375% 3/15/17	2,228,000	2,295,905
Jackson National Life Global Funding 5.375% 5/8/13 (b)	2,137,000	2,318,244
Liberty Mutual Group, Inc. 6.5% 3/15/35 (b)	1,688,000	1,538,068
MetLife, Inc. 2.375% 2/6/14	11,090,000	11,136,900
Monumental Global Funding II 5.65% 7/14/11 (b)	4,693,000	4,819,833
Monumental Global Funding III 5.5% 4/22/13 (b)	6,257,000	6,773,290
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	6,000,000	7,088,862
Pacific Life Global Funding 5.15% 4/15/13 (b)	9,617,000	10,345,122
Pacific LifeCorp 6% 2/10/20 (b)	6,400,000	6,920,307
Prudential Financial, Inc. 5.15% 1/15/13	9,184,000	9,820,993
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(e)	3,676,000	3,327,162
Symetra Financial Corp. 6.125% 4/1/16 (b)	13,719,000	14,150,463
Unum Group 7.125% 9/30/16	6,750,000	7,600,331
		97,932,258
Real Estate Investment Trusts - 3.2%
AvalonBay Communities, Inc. 5.5% 1/15/12	3,585,000	3,781,415
BRE Properties, Inc. 5.5% 3/15/17	7,592,000	8,043,701
Developers Diversified Realty Corp.:
5.25% 4/15/11	6,960,000	6,980,699
5.375% 10/15/12	3,660,000	3,655,246
7.5% 4/1/17	10,203,000	10,272,482
Duke Realty LP 4.625% 5/15/13	1,799,000	1,867,788
Equity One, Inc. 6.25% 12/15/14	7,730,000	8,279,819
Federal Realty Investment Trust:
5.9% 4/1/20	622,000	693,556
6% 7/15/12	8,332,000	8,937,961
Washington (REIT):
5.25% 1/15/14	3,700,000	3,973,763
5.95% 6/15/11	10,347,000	10,651,409
		67,137,839
Real Estate Management & Development - 3.0%
Arden Realty LP 5.2% 9/1/11	3,804,000	3,912,657
BioMed Realty LP 6.125% 4/15/20 (b)	804,000	868,845
Brandywine Operating Partnership LP:
5.625% 12/15/10	11,616,000	11,730,220
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP: - continued
5.75% 4/1/12	$ 5,293,000	$ 5,468,129
Duke Realty LP:
5.4% 8/15/14	1,608,000	1,695,387
5.625% 8/15/11	8,552,000	8,739,742
6.75% 3/15/20	4,351,000	4,863,221
8.25% 8/15/19	858,000	1,008,750
ERP Operating LP 4.75% 7/15/20	1,365,000	1,428,845
Liberty Property LP:
5.125% 3/2/15	2,477,000	2,617,778
5.5% 12/15/16	4,231,000	4,558,247
Mack-Cali Realty LP:
7.75% 2/15/11	2,772,000	2,838,841
7.75% 8/15/19	8,050,000	9,793,839
Reckson Operating Partnership LP 5.15% 1/15/11	1,521,000	1,523,987
Tanger Properties LP 6.125% 6/1/20	992,000	1,091,647
		62,140,135
Thrifts & Mortgage Finance - 1.9%
Bank of America Corp. 5.65% 5/1/18	17,366,000	18,057,462
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,466,000	4,902,534
Independence Community Bank Corp.:
2.353% 4/1/14 (e)	11,982,000	11,527,894
4.9% 9/23/10	4,820,000	4,828,377
		39,316,267
TOTAL FINANCIALS		839,352,436
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.4%
WellPoint, Inc. 4.35% 8/15/20	7,510,000	7,742,510
Pharmaceuticals - 0.4%
Watson Pharmaceuticals, Inc. 5% 8/15/14	8,274,000	9,081,236
TOTAL HEALTH CARE		16,823,746
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	6,570,000	7,255,448
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - 1.4%
Continental Airlines, Inc.:
6.648% 3/15/19	$ 8,012,017	$ 8,120,179
6.9% 7/2/19	2,320,780	2,384,602
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	9,592,000	9,687,920
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	5,449,355	5,157,815
8.36% 7/20/20	3,752,464	3,746,835
		29,097,351
TOTAL INDUSTRIALS		36,352,799
INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 1.1%
Tyco Electronics Group SA:
5.95% 1/15/14	10,169,000	11,376,426
6% 10/1/12	11,015,000	11,920,973
		23,297,399
Office Electronics - 0.5%
Xerox Corp.:
4.25% 2/15/15	4,232,000	4,507,825
5.5% 5/15/12	4,550,000	4,855,760
		9,363,585
TOTAL INFORMATION TECHNOLOGY		32,660,984
MATERIALS - 3.7%
Chemicals - 1.9%
Dow Chemical Co.:
4.85% 8/15/12	26,952,000	28,444,629
7.6% 5/15/14	10,000,000	11,658,370
		40,102,999
Construction Materials - 0.3%
CRH America, Inc. 6% 9/30/16	5,207,000	5,723,779
Containers & Packaging - 0.5%
Pactiv Corp.:
5.875% 7/15/12	4,868,000	5,163,400
6.4% 1/15/18	4,968,000	5,151,985
		10,315,385
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 1.0%
Anglo American Capital PLC 9.375% 4/8/14 (b)	$ 9,930,000	$ 12,078,187
Vale Overseas Ltd. 6.25% 1/23/17	6,596,000	7,395,897
		19,474,084
TOTAL MATERIALS		75,616,247
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 3.1%
AT&T, Inc. 2.5% 8/15/15	7,700,000	7,783,868
British Telecommunications PLC 9.375% 12/15/10 (a)	7,718,000	7,890,289
Embarq Corp. 7.995% 6/1/36	4,325,000	4,478,572
Sprint Capital Corp. 7.625% 1/30/11	10,805,000	10,994,088
Telecom Italia Capital SA:
4.95% 9/30/14	9,112,000	9,579,072
7.175% 6/18/19	5,990,000	6,905,230
Telefonica Emisiones SAU 5.134% 4/27/20	6,000,000	6,468,198
Verizon New England, Inc. 6.5% 9/15/11	2,531,000	2,670,197
Verizon New York, Inc. 6.875% 4/1/12	7,540,000	8,147,121
		64,916,635
Wireless Telecommunication Services - 1.8%
America Movil SAB de CV 3.625% 3/30/15	8,404,000	8,789,449
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	14,200,000	15,341,708
5.875% 10/1/19	4,295,000	4,821,473
Vodafone Group PLC 5% 12/16/13	6,523,000	7,129,776
		36,082,406
TOTAL TELECOMMUNICATION SERVICES		100,999,041
UTILITIES - 6.8%
Electric Utilities - 3.3%
AmerenUE 6.4% 6/15/17	8,487,000	9,947,748
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,683,000	12,755,721
EDP Finance BV 6% 2/2/18 (b)	10,414,000	10,429,371
Enel Finance International SA 5.7% 1/15/13 (b)	2,370,000	2,554,104
FirstEnergy Corp. 7.375% 11/15/31	5,684,000	6,303,727
Nevada Power Co. 6.5% 8/1/18	4,462,000	5,371,668
PPL Capital Funding, Inc. 6.7% 3/30/67 (e)	6,652,000	6,236,250
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc. 7.1% 3/1/11	$ 9,615,000	$ 9,911,796
Sierra Pacific Power Co. 5.45% 9/1/13	4,430,000	4,857,575
		68,367,960
Gas Utilities - 0.4%
Texas Eastern Transmission Corp. 7.3% 12/1/10	8,807,000	8,942,091
Independent Power Producers & Energy Traders - 0.3%
Duke Capital LLC 5.668% 8/15/14	5,839,000	6,502,982
Multi-Utilities - 2.8%
Dominion Resources, Inc.:
6.3% 9/30/66 (e)	9,216,000	8,663,040
7.5% 6/30/66 (e)	9,265,000	9,450,300
DTE Energy Co. 7.05% 6/1/11	2,795,000	2,918,301
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	6,726,000	7,321,184
National Grid PLC 6.3% 8/1/16	3,164,000	3,709,527
NiSource Finance Corp.:
5.4% 7/15/14	3,828,000	4,185,524
6.4% 3/15/18	3,767,000	4,325,985
7.875% 11/15/10	2,901,000	2,938,063
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	14,259,000	13,474,755
		56,986,679
TOTAL UTILITIES		140,799,712
TOTAL NONCONVERTIBLE BONDS (Cost $1,639,431,480)		1,767,185,099
U.S. Treasury Obligations - 11.3%

U.S. Treasury Notes:
1.25% 8/31/15	127,783,000	127,253,849
2.625% 8/15/20 (c)	103,669,000	105,011,804
TOTAL U.S. TREASURY OBLIGATIONS (Cost $231,066,939)		232,265,653
Municipal Securities - 0.6%

California Gen. Oblig. 6.2% 3/1/19 (Cost $12,128,662)	12,000,000	13,026,600
Bank Notes - 1.6%
	Principal Amount	Value
National City Bank, Cleveland 0.6384% 3/1/13 (e)	$ 2,974,000	$ 2,885,694
Wachovia Bank NA 6% 11/15/17	25,786,000	29,101,641
TOTAL BANK NOTES (Cost $25,558,569)		31,987,335
Preferred Securities - 0.4%

FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
ING Groep NV 5.775% (e)	2,989,000	2,498,069
MUFG Capital Finance 1 Ltd. 6.346% (e)	6,513,000	6,535,154
		9,033,223
TOTAL PREFERRED SECURITIES (Cost $9,478,231)		9,033,223
Cash Equivalents - 2.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $41,772,000)	$ 41,772,288	41,772,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,959,435,881)		2,095,269,910
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(30,365,624)
NET ASSETS - 100%		$ 2,064,904,286
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (d)	Sept. 2010	$ 29,000,000	14,660
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $273,540,769 or 13.2% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/ performance risk.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$41,772,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 3,252,133
Bank of America NA	4,881,455
Barclays Capital, Inc.	9,762,911
Goldman, Sachs & Co.	1,627,152
Merrill Lynch Government Securities, Inc.	2,928,873
Mizuho Securities USA, Inc.	13,017,214
Morgan Stanley & Co., Inc.	6,302,262
$ 41,772,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 14,660	$ -
Total Value of Derivatives	$ 14,660	$ -
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.9%
Canada	2.9%
United Kingdom	2.8%
Luxembourg	2.0%
Cayman Islands	2.0%
Ireland	1.0%
Korea (South)	1.0%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $41,772,000) - See accompanying schedule: Unaffiliated issuers (cost $1,959,435,881)		$ 2,095,269,910
Cash		339
Receivable for investments sold		12,931,467
Interest receivable		26,167,324
Unrealized appreciation on swap agreements		14,660
Other receivables		17,466
Total assets		2,134,401,166

Liabilities
Payable for investments purchased Regular delivery	$ 25,326,400
Delayed delivery	35,469,148
Distributions payable	8,679,239
Other payables and accrued expenses	22,093
Total liabilities		69,496,880

Net Assets		$ 2,064,904,286
Net Assets consist of:
Paid in capital		$ 1,929,055,597
Net unrealized appreciation (depreciation) on investments		135,848,689
Net Assets, for 18,914,485 shares outstanding		$ 2,064,904,286
Net Asset Value, offering price and redemption price per share ($2,064,904,286 ÷ 18,914,485 shares)		$ 109.17

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2010

Investment Income
Dividends		$ 634,540
Interest		135,240,082
Total income		135,874,622

Expenses
Custodian fees and expenses	$ 34,738
Independent directors' compensation	9,157
Miscellaneous expense	83
Total expenses before reductions	43,978
Expense reductions	(9,407)	34,571
Net investment income		135,840,051
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	125,599,247
Swap agreements	1,932,239
Total net realized gain (loss)		127,531,486
Change in net unrealized appreciation (depreciation) on: Investment securities	39,284,285
Swap agreements	1,380,454
Total change in net unrealized appreciation (depreciation)		40,664,739
Net gain (loss)		168,196,225
Net increase (decrease) in net assets resulting from operations		$ 304,036,276

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 135,840,051	$ 312,813,492
Net realized gain (loss)	127,531,486	(565,383,961)
Change in net unrealized appreciation (depreciation)	40,664,739	331,396,743
Net increase (decrease) in net assets resulting from operations	304,036,276	78,826,274
Distributions to partners from net investment income	(126,948,656)	(286,629,754)
Affiliated share transactions Proceeds from sales of shares	726,581,436	90,589,392
Reinvestment of distributions	-	206,263,327
Cost of shares redeemed	(1,663,843,871)	(5,158,669,231)
Net increase (decrease) in net assets resulting from share transactions	(937,262,435)	(4,861,816,512)
Total increase (decrease) in net assets	(760,174,815)	(5,069,619,992)

Net Assets
Beginning of period	2,825,079,101	7,894,699,093
End of period	$ 2,064,904,286	$ 2,825,079,101
Other Affiliated Information Shares
Sold	6,869,123	993,415
Issued in reinvestment of distributions	-	2,356,875
Redeemed	(15,769,181)	(57,454,910)
Net increase (decrease)	(8,900,058)	(54,104,620)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 101.57	$ 96.37	$ 98.97	$ 100.00
Income from Investment Operations
Net investment income D	5.845	5.907	5.647	4.588
Net realized and unrealized gain (loss)	7.196	4.729 H	(2.817)	(1.107)
Total from investment operations	13.041	10.636	2.830	3.481
Distributions to partners from net investment income	(5.441)	(5.436)	(5.430)	(4.511)
Net asset value, end of period	$ 109.17	$ 101.57	$ 96.37	$ 98.97
Total Return B, C	13.15%	11.84%	2.88%	3.52%
Ratios to Average Net Assets E, J
Expenses before reductions G	-%	-%	-%	-% A
Expenses net of fee waivers, if any G	-%	-%	-%	-% A
Expenses net of all reductions G	-%	-%	-%	-% A
Net investment income	5.54%	6.50%	5.73%	5.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,064,904	$ 2,825,079	$ 7,894,699	$ 7,147,362
Portfolio turnover rate	155%	123%	112% F	92% A, F, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 6, 2006 (commencement of operations) to August 31, 2007.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

1. Organization.

Fidelity Corporate Bond 1-10 Year Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan), independent Directors may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 148,092,328
Gross unrealized depreciation	(4,361,434)
Net unrealized appreciation (depreciation)	$ 143,730,894

Tax Cost	$ 1,951,539,016

Annual Report

Notes to Financial Statements - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ 229,881	$ 81,559
Interest Rate Risk
Swap Agreements	1,702,358	1,298,895
Totals (a)	$ 1,932,239	$ 1,380,454

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $29,000,000 representing 1.40% of net assets.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $902,714,246 and $1,966,078,284, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $27,800.

Annual Report

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $9,157.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $250.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Funds.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Corporate Bond 1-10 Year Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond 1-10 Year Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond 1-10 Year Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 20, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2007

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Fidelity® Mortgage Backed Securities Central Fund

Annual Report

August 31, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MBSCEN-ANN-1010
1.833864.103

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Life of Fund A
Fidelity Mortgage Backed Securities Central Fund	8.15%	6.65%

A From November 27, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mortgage Backed Securities Central Fund on November 27, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from William Irving, Lead Portfolio Manager of Fidelity® Mortgage Backed Securities Central Fund, and Franco Castagliuolo, who became Co-Manager on December 1, 2009: For the year, the fund gained 8.15%, outpacing the Barclays Capital U.S. MBS Index. Security selection contributed to the fund's outperformance. Amid a sharp decline in mortgage rates, holders of mortgage securities feared accelerating prepayments, as many borrowers had incentive to refinance at generationally low mortgage rates. This was especially true in July and August, when rumors circulated of a streamlined refinancing program sponsored by the government. Against that backdrop, the fund benefited from underweighting securities most vulnerable to fast prepayments, and overweighting bonds offering some measure of protection against fast prepayments, including securities backed by older loans, low-balance loans, and 15-year mortgages. In addition, the fund benefited from an underweight to Fannie Mae and Freddie Mac securities backed by seriously delinquent loans, as the agencies bought all of these delinquent loans out of the pools, creating a wave of prepayments. In terms of decisions that detracted from relative performance, we are pleased to say there were not any major disappointments during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.0041%	$ 1,000.00	$ 1,045.60	$ .02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.18	$ .02

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	4.3	2.6
2 - 2.99%	1.5	1.2
3 - 3.99%	5.3	2.0
4 - 4.99%	29.7	23.2
5 - 5.99%	32.5	38.1
6 - 6.99%	11.5	18.7
7% and over	1.3	1.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2010
6 months ago
Years	3.4	3.9

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	1.9	2.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*		As of February 28, 2010**
	U.S. Government and U.S. Government Agency Obligations 139.9%		U.S. Government and U.S. Government Agency Obligations 120.0%
	Asset-Backed Securities 0.1%		Asset-Backed Securities 0.1%
	Short-Term Investments and Net Other Assets† (40.0)%		Short-Term Investments and Net Other Assets† (20.1)%
* Futures and Swaps	(1.5)%	** Futures and Swaps	(1.0)%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 128.7%
	Principal Amount	Value
Fannie Mae - 90.1%
1.75% 10/1/34 (e)	$ 51,823	$ 53,156
1.85% 10/1/33 (e)	31,710	32,702
1.94% 10/1/33 (e)	240,967	249,239
1.946% 4/1/36 (e)	10,658,790	11,013,909
1.953% 3/1/35 (e)	9,608,040	9,948,001
1.971% 12/1/34 (e)	593,815	612,830
1.972% 2/1/33 (e)	28,093	29,011
1.972% 1/1/35 (e)	9,644,276	9,985,992
1.975% 4/1/36 (e)	2,378,662	2,462,217
1.983% 3/1/35 (e)	408,068	422,269
1.989% 1/1/35 (e)	32,115	33,095
2.005% 1/1/35 (e)	3,033,407	3,126,305
2.016% 10/1/34 (e)	6,425,311	6,661,056
2.02% 7/1/35 (e)	14,080,889	14,620,339
2.058% 7/1/35 (e)	932,959	964,557
2.065% 7/1/35 (e)	245,952	254,120
2.136% 3/1/35 (e)	94,012	97,508
2.231% 12/1/34 (e)	124,008	128,891
2.582% 3/1/35 (e)	685,663	715,608
2.593% 6/1/36 (e)	370,830	388,539
2.618% 7/1/35 (e)	5,979,889	6,257,409
2.621% 5/1/35 (e)	16,158,058	16,823,983
2.709% 8/1/35 (e)	6,002,053	6,292,338
2.747% 7/1/35 (e)	18,056,822	18,833,829
2.798% 10/1/33 (e)	1,193,049	1,249,004
2.808% 11/1/34 (e)	24,638,880	25,864,842
2.844% 11/1/36 (e)	1,037,749	1,090,831
2.845% 7/1/34 (e)	279,680	291,475
2.904% 11/1/34 (e)	6,871,048	7,189,404
2.908% 9/1/35 (e)	7,896,857	8,318,858
2.936% 3/1/33 (e)	1,389,360	1,455,319
2.945% 7/1/35 (e)	6,037,175	6,359,133
2.968% 1/1/35 (e)	2,209,806	2,305,601
2.985% 7/1/34 (e)	2,213,389	2,328,977
3% 11/1/25 (a)	52,500,000	52,899,278
3.03% 7/1/35 (e)	1,547,786	1,617,982
3.043% 2/1/34 (e)	9,471,856	9,895,419
3.051% 10/1/35 (e)	6,888,020	7,194,371
3.158% 9/1/36 (e)	3,773,588	3,945,415
3.185% 9/1/35 (e)	2,283,241	2,397,930
3.2% 9/1/34 (e)	547,600	571,510
3.305% 5/1/35 (e)	3,186,691	3,342,998
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.33% 4/1/35 (e)	$ 15,555,262	$ 16,295,553
3.36% 1/1/40 (e)	16,631,573	17,405,116
3.396% 6/1/35 (e)	5,505,173	5,828,602
3.407% 10/1/37 (e)	2,969,636	3,106,299
3.5% 9/1/25 (a)(b)	40,000,000	41,470,592
3.5% 9/1/25 (a)(b)	31,000,000	32,139,709
3.5% 9/1/25 (a)(b)	70,000,000	72,573,536
3.5% 10/1/25 (a)	33,000,000	34,076,595
3.5% 10/1/25 (a)	100,000,000	103,262,410
3.5% 10/1/25 (a)	38,000,000	39,239,716
3.5% 10/1/25 (a)(b)	70,000,000	72,283,687
3.5% 10/1/40 (a)	38,000,000	38,394,520
3.527% 6/1/47 (e)	1,184,978	1,239,575
3.534% 12/1/39 (e)	10,425,790	10,947,856
3.835% 9/1/36 (e)	1,700,450	1,789,679
4% 8/1/24 to 8/1/39 (a)	52,509,724	54,718,217
4% 8/1/25 (a)(b)	75,000,000	78,911,130
4% 8/1/25 (a)(b)	44,000,000	46,294,530
4% 9/1/25 (a)	117,000,000	122,868,275
4% 9/1/25 (a)(b)	228,000,000	239,435,614
4% 9/1/25 (a)(b)	94,000,000	98,714,683
4% 9/1/25 (a)	72,000,000	75,611,246
4% 9/1/40 (a)(b)	84,000,000	87,001,480
4% 9/1/40 (a)(b)	40,000,000	41,429,276
4.325% 10/1/35 (e)	13,382,978	14,062,165
4.5% 8/1/13 to 8/1/40 (a)	440,980,520	465,295,346
4.5% 3/1/24	168,334	178,342
4.5% 9/1/25 (a)(b)	65,000,000	68,767,972
4.5% 9/1/25 (a)(b)	23,000,000	24,333,282
4.5% 9/1/25 (a)(b)	70,000,000	74,057,816
4.5% 2/1/33	1,277,431	1,342,892
4.5% 9/1/40 (a)	118,000,000	123,926,963
4.5% 9/1/40 (a)	10,000,000	10,502,285
4.5% 9/1/40 (a)	35,500,000	37,283,112
4.5% 9/1/40 (a)	130,000,000	136,529,705
4.5% 9/1/40 (a)	117,000,000	122,876,735
4.5% 9/1/40 (a)(b)	169,000,000	177,488,617
4.5% 9/1/40 (a)	100,000,000	105,022,850
4.5% 9/1/40 (a)	133,000,000	139,680,391
5% 9/1/16 to 9/1/40 (a)	387,636,198	414,641,776
5% 9/1/25 (a)(b)	20,000,000	21,267,188
5% 9/1/25 (a)(b)	70,000,000	74,435,158
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5% 8/1/40 (a)(b)	$ 23,550,000	$ 25,049,473
5% 8/1/40 (a)(b)	2,000,000	2,127,344
5% 8/1/40	1,050,504	1,116,406
5% 8/1/40	1,819,330	1,933,464
5% 9/1/40 (a)	82,000,000	87,080,154
5% 9/1/40 (a)	52,000,000	55,221,561
5% 9/1/40 (a)	29,000,000	30,796,640
5% 9/1/40 (a)(b)	120,000,000	127,434,372
5% 9/1/40 (a)	18,000,000	19,115,156
5% 9/1/40 (a)(b)	176,000,000	186,903,746
5% 9/1/40 (a)(b)	128,000,000	135,929,997
5% 9/1/40	6,573,653	6,986,045
5% 9/1/40	1,663,613	1,767,978
5.098% 9/1/35 (e)	1,320,673	1,381,269
5.345% 6/1/36 (e)	5,121,676	5,403,416
5.384% 8/1/36 (e)	3,745,357	3,965,982
5.5% 3/1/16 to 6/1/40 (a)	871,267,840	939,521,046
5.5% 9/1/40 (a)	117,000,000	125,089,450
5.5% 9/1/40 (a)(b)	85,000,000	90,876,951
5.5% 9/1/40 (a)(b)	152,000,000	162,509,371
5.617% 7/1/37 (e)	954,691	1,011,763
5.661% 3/1/36 (e)	3,784,223	3,930,748
5.712% 9/1/35 (e)	1,961,626	2,076,872
5.731% 5/1/36 (e)	4,914,986	5,129,520
5.787% 3/1/36 (e)	2,708,163	2,798,948
5.842% 1/1/37 (e)	8,775,685	9,209,555
5.942% 4/1/36 (e)	14,488,879	15,014,550
6% 2/1/17 to 3/1/39	348,617,488	379,310,044
6% 9/1/40 (a)(b)	83,000,000	89,367,660
6.087% 3/1/37 (e)	996,947	1,065,176
6.11% 8/1/46 (e)	635,720	679,227
6.303% 5/1/36 (e)	1,843,695	1,925,335
6.315% 9/1/36 (e)	850,430	897,677
6.5% 2/1/11 to 9/1/38	108,621,446	119,336,748
6.5% 9/1/40 (a)(b)	49,000,000	53,341,096
6.509% 4/1/37 (e)	1,782,755	1,900,890
6.736% 5/1/37 (e)	141,757	150,571
6.751% 9/1/37 (e)	120,183	126,268
6.942% 9/1/37 (e)	734,131	775,190
7% 5/1/13 to 7/1/37	22,368,887	24,914,740
7.431% 9/1/37 (e)	415,936	441,173
7.5% 7/1/11 to 2/1/32	9,202,987	10,442,567
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
8% 9/1/17 to 3/1/37	$ 526,925	$ 597,077
8.5% 12/1/16 to 8/1/23	71,676	81,193
9.5% 5/1/18 to 2/1/25	182,206	211,933
10% 8/1/17	670	749
10.75% 5/1/14	8,969	9,768
11.25% 5/1/14	583	637
12.5% 1/1/15	2,148	2,356
		6,330,015,593
Freddie Mac - 15.1%
1.79% 3/1/37 (e)	5,595,063	5,761,163
1.866% 5/1/37 (e)	996,971	1,029,768
1.872% 3/1/35 (e)	1,663,035	1,709,247
2.29% 7/1/36 (e)	3,919,408	4,075,300
2.414% 6/1/33 (e)	2,777,021	2,880,580
2.535% 6/1/37 (e)	2,446,245	2,576,762
2.616% 5/1/35 (e)	4,507,669	4,731,629
2.625% 5/1/35 (e)	5,160,447	5,391,481
2.626% 4/1/35 (e)	2,659,490	2,776,966
2.653% 6/1/33 (e)	8,761,506	9,164,817
2.664% 6/1/35 (e)	2,487,802	2,613,451
2.735% 10/1/35 (e)	3,597,345	3,761,528
2.865% 11/1/35 (e)	2,588,381	2,705,143
2.957% 3/1/36 (e)	2,454,290	2,542,823
3.069% 1/1/36 (e)	6,987,634	7,351,545
3.142% 3/1/35 (e)	11,764,571	12,316,897
3.151% 4/1/37 (e)	968,779	1,014,277
3.319% 10/1/33 (e)	3,829,920	4,015,568
3.392% 3/1/37 (e)	928,394	960,190
3.471% 10/1/36 (e)	3,762,164	3,917,271
3.54% 3/1/33 (e)	87,121	92,180
3.573% 1/1/37 (e)	6,292,793	6,631,194
3.682% 5/1/37 (e)	671,971	701,815
4% 9/1/25 (a)	12,000,000	12,595,313
4.207% 4/1/34 (e)	2,479,991	2,594,689
4.409% 2/1/36 (e)	666,044	697,663
4.5% 6/1/25 to 7/1/40	91,940,259	97,323,754
5% 6/1/20 to 6/1/40 (a)	299,012,101	319,993,450
5.106% 4/1/38 (e)	10,769,139	11,506,152
5.138% 4/1/35 (e)	297,755	312,428
5.25% 12/1/35 (e)	2,437,531	2,521,155
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.367% 1/1/36 (e)	$ 4,545,426	$ 4,730,029
5.416% 10/1/35 (e)	461,969	489,110
5.5% 6/1/15 to 5/1/40 (a)	216,925,390	233,315,558
5.5% 2/1/40	5,882,919	6,299,317
5.5% 9/1/40 (a)(b)	41,500,000	44,291,522
5.502% 1/1/36 (e)	684,841	710,961
5.581% 4/1/36 (e)	3,538,720	3,720,090
6% 2/1/17 to 12/1/37	67,897,088	74,255,171
6% 8/1/40 (a)(b)	52,000,000	55,999,533
6.009% 6/1/37 (e)	327,716	345,785
6.056% 3/1/36 (e)	3,830,559	4,092,713
6.075% 4/1/37 (e)	583,087	618,481
6.105% 6/1/37 (e)	781,392	825,364
6.122% 7/1/36 (e)	1,206,660	1,270,082
6.14% 6/1/36 (e)	2,524,542	2,697,316
6.158% 8/1/37 (e)	305,864	322,192
6.258% 8/1/37 (e)	1,921,394	2,026,848
6.431% 2/1/37 (e)	2,481,844	2,610,620
6.452% 12/1/36 (e)	3,580,052	3,825,062
6.5% 4/1/11 to 3/1/37	49,015,581	53,944,792
6.605% 6/1/37 (e)	977,825	1,035,390
7% 6/1/21 to 9/1/36	22,587,169	25,144,202
7.03% 6/1/36 (e)	132,578	141,651
7.07% 2/1/37 (e)	235,889	252,033
7.22% 4/1/37 (e)	43,714	46,665
7.5% 9/1/15 to 6/1/32	508,362	581,607
8% 7/1/16 to 1/1/37	1,098,102	1,249,431
8.5% 9/1/19 to 1/1/28	439,718	508,734
9% 10/1/16	2,248	2,504
11% 8/1/15 to 9/1/20	60,960	69,332
11.5% 10/1/15	3,873	4,336
12% 2/1/13 to 7/1/15	1,123	1,252
13.5% 12/1/14	10,051	11,311
		1,061,705,193
Ginnie Mae - 23.5%
4% 7/15/39 to 3/15/40	31,760,963	33,188,797
4% 9/1/40 (a)	165,000,000	171,741,801
4% 9/1/40 (a)	20,200,000	21,044,877
4% 9/1/40 (a)	14,000,000	14,585,558
4.5% 9/15/33 to 7/15/40 (a)	380,151,479	405,261,129
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
4.5% 9/1/40 (a)	$ 117,500,000	$ 124,623,438
4.5% 9/1/40 (a)(b)	25,000,000	26,515,625
4.5% 9/1/40 (a)(b)	105,000,000	111,471,654
4.5% 10/1/40 (a)	25,000,000	26,425,775
5% 4/15/39 to 7/15/40	224,242,846	242,465,813
5% 9/1/40 (a)	24,800,000	26,650,313
5.251% 6/20/60 (i)	48,671,466	54,849,092
5.265% 8/1/60 (i)	32,000,000	36,240,800
5.294% 5/20/60 (i)	35,270,530	39,800,148
5.5% 4/15/29 to 9/15/39 (a)	60,172,224	65,423,153
6% 4/15/28 to 11/15/39	45,406,909	49,854,435
6% 9/1/40 (a)	71,250,000	77,562,308
6.5% 3/20/31 to 11/20/39	84,258,818	92,900,828
7% 6/15/22 to 3/15/33	18,239,212	20,379,855
7.5% 1/15/17 to 10/15/31	8,702,669	9,905,665
8% 8/15/16 to 11/15/29	2,484,417	2,847,903
8.5% 11/15/16 to 1/15/31	479,835	554,492
9% 8/15/19 to 1/15/23	30,113	34,674
9.5% 12/15/20 to 3/15/23	19,104	22,063
10.5% 5/20/16 to 1/20/18	86,451	101,555
11% 7/20/13 to 7/20/20	71,134	79,918
		1,654,531,669
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,825,867,265)		9,046,252,455
Asset-Backed Securities - 0.1%

Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (e)	2,235,000	101,038
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.3138% 3/25/37 (e)	69,768	68,425
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.4238% 11/25/36 (e)	6,000,000	2,115,752
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.3338% 7/25/37 (e)	413,835	407,263
Morgan Stanley Capital I Trust Series 2006-HE1 Class M2, 0.6538% 1/25/36 (e)	3,909,000	368,830
Asset-Backed Securities - continued
	Principal Amount	Value
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 0.3438% 8/25/36 (e)	$ 814,034	$ 377,345
Series 2007-NC1 Class A2A, 0.3138% 12/25/36 (e)	332,233	325,544
TOTAL ASSET-BACKED SECURITIES (Cost $13,542,612)		3,764,197
Collateralized Mortgage Obligations - 11.2%

Private Sponsor - 0.0%
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 4.3768% 11/25/36 (e)	840,033	557,058
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 1A1, 3.105% 10/25/34 (e)	1,254,781	1,051,913
Granite Master Issuer PLC floater Series 2005-4 Class C2, 0.8163% 12/20/54 (e)	3,231,304	1,405,617
TOTAL PRIVATE SPONSOR		3,014,588
U.S. Government Agency - 11.2%
Fannie Mae:
floater:
Series 2002-94 Class FB, 0.6638% 1/25/18 (e)	2,554,134	2,566,317
Series 2006-56 Class PF, 0.6138% 7/25/36 (e)	25,564,643	25,591,074
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	1,593,007	1,753,677
Series 2006-45 Class OP, 6/25/36 (g)	6,765,526	6,088,821
sequential payer Series 2010-50 Class FA, 0.6138% 1/25/24 (e)	8,444,752	8,477,915
Series 1993-165 Class SH, 19.0043% 9/25/23 (h)	438,599	584,213
Series 2009-16 Class SA, 5.9863% 3/25/24 (f)(h)	21,477,657	2,078,412
Series 2010-17 Class DI, 4.5% 6/25/21 (f)	8,717,298	839,803
Series 2010-23:
Class AI, 5% 12/25/18 (f)	19,440,661	2,040,496
Class HI, 4.5% 10/25/18 (f)	12,721,491	1,313,867
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	36,978,387	3,726,682
Series 2010-37 Class GI, 5% 4/25/25 (f)	28,307,622	2,893,699
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	27,740,396	25,692,375
Series 339:
Class 29, 5.5% 7/1/18 (f)	5,621,649	637,795
Class 5, 5.5% 8/1/33 (f)	6,423,307	1,243,597
Series 343 Class 16, 5.5% 5/1/34 (f)	4,845,114	941,042
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 348 Class 14, 6.5% 8/1/34 (f)	$ 2,858,896	$ 554,301
Series 351:
Class 12, 5.5% 4/1/34 (f)	2,261,840	465,120
Class 13, 6% 3/1/34 (f)	2,717,012	444,181
Series 359, Class 19 6% 7/1/35 (f)	2,652,347	456,637
Series 384 Class 6, 5% 7/25/37 (f)	31,855,217	4,443,134
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2002-18 Class FD, 1.0638% 2/25/32 (e)	737,589	734,833
Series 2002-39 Class FD, 1.2694% 3/18/32 (e)	874,099	878,759
Series 2002-60 Class FV, 1.2638% 4/25/32 (e)	1,813,357	1,846,145
Series 2002-63 Class FN, 1.2638% 10/25/32 (e)	1,901,425	1,909,170
Series 2002-7 Class FC, 1.0138% 1/25/32 (e)	963,482	974,861
Series 2007-36:
Class FB, 0.6638% 4/25/37 (e)	55,843,107	55,757,874
Class FG, 0.6638% 4/25/37 (e)	18,002,668	17,970,149
Series 2007-57 Class FA, 0.4938% 6/25/37 (e)	21,178,526	21,079,701
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	14,676,164	16,198,567
Series 1999-32 Class PL, 6% 7/25/29	10,563,701	11,710,351
Series 1999-33 Class PK, 6% 7/25/29	7,058,926	7,791,124
Series 2001-52 Class YZ, 6.5% 10/25/31	657,418	737,455
Series 2002-52 Class PB, 6% 2/25/32	5,748,142	5,928,737
Series 2005-73 Class SA, 16.8643% 8/25/35 (h)	5,130,984	6,029,176
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	5,227,804
sequential payer:
Series 1999-25 Class Z, 6% 6/25/29	5,538,681	6,127,468
Series 2001-20 Class Z, 6% 5/25/31	12,862,419	14,126,579
Series 2001-31 Class ZC, 6.5% 7/25/31	5,305,737	5,887,281
Series 2002-16 Class ZD, 6.5% 4/25/32	3,546,277	3,930,859
Series 2002-79 Class Z, 5.5% 11/25/22	11,319,848	12,258,740
Series 2003-80 Class CG, 6% 4/25/30	1,432,908	1,490,605
Series 2003-21 Class SK, 7.8363% 3/25/33 (f)(h)	2,149,271	431,001
Series 2003-3 Class HS, 7.3863% 9/25/16 (f)(h)	58,798	1,211
Series 2003-35:
Class BS, 6.7363% 4/25/17 (f)(h)	1,211,208	48,112
Class TQ, 7.2363% 5/25/18 (f)(h)	2,235,325	289,911
Series 2003-42 Class SJ, 6.7863% 11/25/22 (f)(h)	2,496,240	190,561
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2005-104 Class NI, 6.4363% 3/25/35 (f)(h)	$ 40,971,241	$ 7,244,969
Series 2007-36:
Class GO, 4/25/37 (g)	2,885,237	2,711,842
Class PO, 4/25/37 (g)	3,945,559	3,704,835
Class SB, 6.3363% 4/25/37 (f)(h)	51,124,689	7,701,167
Class SG, 6.3363% 4/25/37 (f)(h)	37,359,890	5,284,231
Series 2007-57 Class SA, 39.0375% 6/25/37 (h)	6,339,855	10,977,045
Series 2007-66:
Class FB, 0.6638% 7/25/37 (e)	21,585,647	21,669,074
Class SA, 38.0175% 7/25/37 (h)	9,062,561	15,246,038
Class SB, 38.0175% 7/25/37 (h)	3,597,608	6,623,387
Series 2008-76 Class EF, 0.7638% 9/25/23 (e)	10,031,788	10,044,498
Series 2009-114 Class AI, 5% 12/25/23 (f)	21,359,424	2,135,678
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	10,204,933	1,197,836
Series 2010-12 Class AI, 5% 12/25/18 (f)	38,869,976	4,335,779
Freddie Mac:
floater:
Series 3033 Class TF, 0% 9/15/35 (e)	63,236	62,996
Series 3318:
Class CY, 0% 11/15/36 (e)	319,775	314,639
Class GY, 0% 5/15/37 (e)	488,831	472,607
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	12,980,890	14,260,674
Series 2101 Class PD, 6% 11/15/28	1,212,873	1,337,777
Series 2162 Class PH, 6% 6/15/29	2,123,458	2,344,211
Series 3225 Class EO, 10/15/36 (g)	8,425,761	7,764,309
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	5,669,281	6,252,462
Series 2056 Class Z, 6% 5/15/28	8,630,458	9,534,021
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2412 Class FK, 1.0759% 1/15/32 (e)	553,055	551,146
Series 2423 Class FA, 1.1759% 3/15/32 (e)	1,097,735	1,098,177
Series 2424 Class FM, 1.2759% 3/15/32 (e)	1,108,251	1,112,246
Series 2432:
Class FE, 1.1759% 6/15/31 (e)	1,303,334	1,304,055
Class FG, 1.1759% 3/15/32 (e)	488,341	488,445
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
floater:
Series 3066 Class HF, 0% 1/15/34 (e)	$ 56,065	$ 55,706
Series 3129 Class MF, 0% 7/15/34 (e)	423,226	418,936
Series 3222 Class HF, 0% 9/15/36 (e)	954,538	886,526
Series 3247 Class F, 0.6259% 8/15/36 (e)	24,027,251	23,966,418
Series 3279 Class FB, 0.5959% 2/15/37 (e)	7,603,526	7,577,112
Series 3300 Class FA, 0.5759% 8/15/35 (e)	17,729,440	17,683,611
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (g)	8,647,954	7,578,017
Series 2121 Class MG, 6% 2/15/29	5,352,854	5,886,453
Series 2131 Class BG, 6% 3/15/29 (c)(d)	34,133,061	37,542,838
Series 2137 Class PG, 6% 3/15/29	5,336,041	5,869,275
Series 2154 Class PT, 6% 5/15/29	7,866,833	8,653,098
Series 2425 Class JH, 6% 3/15/17	2,840,550	3,120,988
Series 2520 Class BE, 6% 11/15/32	14,830,000	16,197,141
Series 2585 Class KS, 7.3241% 3/15/23 (f)(h)	1,437,600	204,290
Series 2590 Class YR, 5.5% 9/15/32 (f)	455,917	31,805
Series 3122 Class FE, 0.5759% 3/15/36 (e)	23,002,215	23,003,009
Series 3258 Class PM, 5.5% 12/15/36	9,386,605	10,513,355
sequential payer:
Series 2135 Class JE, 6% 3/15/29	2,228,675	2,466,953
Series 2274 Class ZM, 6.5% 1/15/31	2,021,196	2,221,756
Series 2281 Class ZB, 6% 3/15/30	4,029,422	4,444,617
Series 2303 Class ZV, 6% 4/15/31	3,482,458	3,845,209
Series 2502 Class ZC, 6% 9/15/32	6,510,948	7,135,000
Series 2519 Class ZD, 5.5% 11/15/32	12,145,242	13,327,702
Series 2564 Class ES, 7.3241% 2/15/22 (f)(h)	1,027,060	30,910
Series 2575 Class ID, 5.5% 8/15/22 (f)	319,421	19,529
Series 2817 Class SD, 6.7741% 7/15/30 (f)(h)	3,339,717	235,149
Series 3427 Class FX, 0.4259% 8/15/18 (e)	49,319,431	49,288,448
Series 2844:
Class SC, 45.0064% 8/15/24 (h)	331,407	654,164
Class SD, 82.8628% 8/15/24 (h)	487,561	1,403,936
Series 3350 Class FA, 0.8059% 10/15/33 (e)	23,894,216	23,961,526
Ginnie Mae guaranteed REMIC pass-thru securities:
floater Series 2010-H03 Class FA, 0.8163% 3/20/60 (e)(i)	25,342,946	25,866,594
planned amortization class Series 1993-13 Class PD, 6% 5/20/29	8,671,069	9,534,302
Series 2003-42 Class FH, 0.7163% 5/20/33 (e)	4,883,953	4,924,763
Series 2004-32 Class GS, 6.2241% 5/16/34 (f)(h)	4,011,168	706,263
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
Series 2004-59 Class FC, 0.5759% 8/16/34 (e)	$ 9,610,830	$ 9,620,501
Series 2007-35 Class SC, 38.5444% 6/16/37 (h)	469,407	802,222
Series 2010-H010 Class FA, 0.5963% 5/20/60 (e)(i)	18,476,738	18,627,555
TOTAL U.S. GOVERNMENT AGENCY		786,470,013
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $741,256,168)		789,484,601
Cash Equivalents - 22.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $1,612,788,000)	$ 1,612,799,129	1,612,788,000
TOTAL INVESTMENT PORTFOLIO - 162.9% (Cost $11,193,454,045)		11,452,289,253
NET OTHER ASSETS (LIABILITIES) - (62.9)%		(4,424,022,304)
NET ASSETS - 100%		$ 7,028,266,949
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
346 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2011	$ 75,822,656	$ (17,028)
The face value of futures sold as a percentage of net assets is 1.1%
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.6575% with Credit Suisse First Boston	August 2012	$ 82,000,000	$ (8,733)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.625% with Credit Suisse First Boston	August 2020	61,000,000	(835,962)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.8225% with Credit Suisse First Boston	April 2020	47,000,000	(6,317,825)
		$ 190,000,000	$ (7,162,520)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $439,959.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $6,913,009.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,612,788,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 125,562,602
Bank of America NA	188,469,613
Barclays Capital, Inc.	376,939,225
Goldman, Sachs & Co.	62,823,204
Merrill Lynch Government Securities, Inc.	113,081,768
Mizuho Securities USA, Inc.	502,585,633
Morgan Stanley & Co., Inc.	243,325,955
$ 1,612,788,000
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 9,046,252,455	$ -	$ 9,046,252,455	$ -
Asset-Backed Securities	3,764,197	-	2,916,984	847,213
Collateralized Mortgage Obligations	789,484,601	-	789,484,601	-
Cash Equivalents	1,612,788,000	-	1,612,788,000	-
Total Investments in Securities:	$ 11,452,289,253	$ -	$ 11,451,442,040	$ 847,213
Derivative Instruments:
Liabilities
Futures Contracts	$ (17,028)	$ (17,028)	$ -	$ -
Swap Agreements	(7,162,520)	-	(7,162,520)	-
Total Derivative Instruments:	$ (7,179,548)	$ (17,028)	$ (7,162,520)	$ -
Other Financial Instruments:
Forward Commitments	$ (2,784,075)	$ -	$ (2,784,075)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 10,590,614
Total Realized Gain (Loss)	(124,327)
Total Unrealized Gain (Loss)	926,361
Cost of Purchases	-
Proceeds of Sales	(8,261,035)
Amortization/Accretion	(17,372)
Transfers in to Level 3	-
Transfers out of Level 3	(2,267,028)
Ending Balance	$ 847,213
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 504,878

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures (a)	$ -	$ (17,028)
Swap Agreements (b)	-	(7,162,520)
Total Value of Derivatives	$ -	$ (7,179,548)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $1,612,788,000) - See accompanying schedule: Unaffiliated issuers (cost $11,193,454,045)		$ 11,452,289,253
Commitment to sell securities on a delayed delivery basis	$ (2,397,175,497)
Receivable for securities sold on a delayed delivery basis	2,394,391,422	(2,784,075)
Receivable for investments sold, regular delivery		350,903,725
Interest receivable		28,750,312
Other receivables		621,033
Total assets		11,829,780,248

Liabilities
Payable to custodian bank	$ 13,743
Payable for investments purchased Regular delivery	262,506,557
Delayed delivery	4,531,147,611
Distributions payable	33
Unrealized depreciation on swap agreements	7,162,520
Payable for daily variation on futures contracts	5,408
Other payables and accrued expenses	677,427
Total liabilities		4,801,513,299

Net Assets		$ 7,028,266,949
Net Assets consist of:
Paid in capital		$ 6,779,395,364
Net unrealized appreciation (depreciation) on investments		248,871,585
Net Assets, for 66,256,923 shares outstanding		$ 7,028,266,949
Net Asset Value, offering price and redemption price per share ($7,028,266,949 ÷ 66,256,923 shares)		$ 106.08

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2010

Investment Income
Interest		$ 296,179,589

Expenses
Custodian fees and expenses	$ 306,742
Independent directors' compensation	28,005
Miscellaneous expense	83
Total expenses before reductions	334,830
Expense reductions	(28,229)	306,601
Net investment income		295,872,988
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	300,445,025
Futures contracts	(3,221,134)
Swap agreements	(3,372,275)
Total net realized gain (loss)		293,851,616
Change in net unrealized appreciation (depreciation) on: Investment securities	24,259,356
Futures contracts	259,281
Swap agreements	(8,801,307)
Delayed delivery commitments	5,236,345
Total change in net unrealized appreciation (depreciation)		20,953,675
Net gain (loss)		314,805,291
Net increase (decrease) in net assets resulting from operations		$ 610,678,279

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 295,872,988	$ 409,010,144
Net realized gain (loss)	293,851,616	65,434,500
Change in net unrealized appreciation (depreciation)	20,953,675	232,625,565
Net increase (decrease) in net assets resulting from operations	610,678,279	707,070,209
Distributions to partners from net investment income	(295,894,921)	(409,206,768)
Affiliated share transactions Proceeds from sales of shares	1,250,897,435	2,247,348,091
Reinvestment of distributions	295,894,523	285,980,644
Cost of shares redeemed	(2,592,877,557)	(4,064,173,890)
Net increase (decrease) in net assets resulting from share transactions	(1,046,085,599)	(1,530,845,155)
Total increase (decrease) in net assets	(731,302,241)	(1,232,981,714)

Net Assets
Beginning of period	7,759,569,190	8,992,550,904
End of period	$ 7,028,266,949	$ 7,759,569,190
Other Affiliated Information Shares
Sold	11,914,381	22,275,093
Issued in reinvestment of distributions	2,853,998	2,878,041
Redeemed	(24,655,504)	(40,618,112)
Net increase (decrease)	(9,887,125)	(15,464,978)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 101.91	$ 98.16	$ 98.27	$ 100.00
Income from Investment Operations
Net investment income D	3.969	5.250	5.222	4.024
Net realized and unrealized gain (loss)	4.170	3.744	(.102)	(1.731)
Total from investment operations	8.139	8.994	5.120	2.293
Distributions to partners from net investment income	(3.969)	(5.244)	(5.230)	(4.023)
Net asset value, end of period	$ 106.08	$ 101.91	$ 98.16	$ 98.27
Total Return B, C	8.15%	9.40%	5.30%	2.33%
Ratios to Average Net Assets E, I
Expenses before reductions	-% G	.01%	.01%	.01% A
Expenses net of fee waivers, if any	-% G	.01%	-% G	.01% A
Expenses net of all reductions	-% G	.01%	-% G	.01% A
Net investment income	3.83%	5.25%	5.29%	5.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,028,267	$ 7,759,569	$ 8,992,551	$ 8,618,875
Portfolio turnover rate	596%	568%	454%F	450% A, F,J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period November 27, 2006 (commencement of operations) to August 31, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

August 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan), independent Directors may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 276,897,453
Gross unrealized depreciation	(19,583,407)
Net unrealized appreciation (depreciation)	$ 257,314,046

Tax Cost	$ 11,194,975,207

Annual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts and swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impact of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ (3,221,134)	$ 259,281
Swap Agreements	(3,372,275)	(8,801,307)
Totals (a)(b)(c)	$ (6,593,409)	$ (8,542,026)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of$(3,221,134) for futures contracts and $(3,372,275) for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $259,281 for futures contracts and $(8,801,307) for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $11,609,322, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Annual Report

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $28,005.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expense. During the period, these credits reduced the Fund's custody expenses by $224.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Mortgage Backed Securities Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mortgage Backed Securities Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at August 31, 2010, the results of its operations for the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mortgage Backed Securities Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2007

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Item 2. Code of Ethics

As of the end of the period, August 31, 2010, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Corporate Bond 1-10 Year Central Fund and Fidelity Mortgage Backed Securities Central Fund (the "Funds"):

Services Billed by PwC

August 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond 1-10 Year Central Fund	$83,000	$-	$25,200	$300
Fidelity Mortgage Backed Securities Central Fund	$184,000	$-	$25,200	$300

August 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond 1-10 Year Central Fund	$78,000	$-	$25,300	$200
Fidelity Mortgage Backed Securities Central Fund	$179,000	$-	$25,300	$200

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2010A	August 31, 2009A
Audit-Related Fees	$2,130,000	$3,015,000
Tax Fees	$-	$2,000
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2010 A	August 31, 2009 A
PwC	$5,185,000	$3,925,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 28, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 28, 2010